Details of treasury and other financial risks (Tables)	12 Months Ended
Dec. 31, 2023
Details of treasury and other financial risks [Abstract]
Details of treasury and other financial risks - Contractual cash obligations [Text Block]

Philips Group

Contractual cash obligations1)2)

in millions of EUR

		payments due by period
	total	less than 1 year	1-3 years	3-5 years	after 5 years
Long-term debt	7,615	533	1,934	1,431	3,717
Short-term debt	122	122
Interest on debt	1,704	180	328	285	911
Derivative liabilities	39	38	1
Purchase obligations3)	668	355	286		27
Trade and other payables	1,917	1,917
Contractual cash obligations	12,065	3,145	2,549	1,716	4,655
1)Amounts in this table are undiscounted2)This table excludes post-employment benefit plan contribution commitments and income tax liabilities in respect of tax risks because it is not possible to make a reasonably reliable estimate of the actual period of cash settlement.3)Purchase obligations are agreements to purchase goods or services that are enforceable and legally binding for the Group. They specify all significant terms, including fixed or minimum quantities to be purchased, fixed, minimum or variable price provisions and the approximate timing of the transaction. They do not include open purchase orders or other commitments which do not specify all significant terms.

Details of treasury and other financial risks - Remaining minimum payments under sale-and-leaseback arrangements [Text Block]	Philips Group Remaining minimum payments under sale-and-leaseback arrangements in millions of EUR

2024	43
2025	30
2026	21
2027	12
2028	5
Thereafter	26

Details of treasury and other financial risks - Estimated transaction exposure and related hedges [Text Block]

Philips Group

Estimated transaction exposure and related hedges

in millions of EUR

	Sales/Receivables		Purchases/Payable
	exposure	hedges	exposure	hedges
Balance as of December 31, 2023
Exposure currency
USD	1,793	(1,449)	(888)	805
JPY	547	(319)	(14)	14
GBP	312	(196)	(12)	12
CNY	439	(304)	(98)	95
CAD	249	(161)	(1)	1
PLN	91	(103)
AUD	226	(137)
CHF	103	(63)	(1)	1
CZK	63	(70)
SEK	33	(18)	(3)	3
EUR	233	(232)	(114)	113
Others	198	(134)	(216)	130
Total 2023	4,287	(3,185)	(1,346)	1,173
Total 2022	3,779	(2,920)	(1,468)	1,326

Details of treasury and other financial risks - Estimated impact of 10% increase of value of the EUR on the fair value of hedges [Text Block]	Philips Group Estimated impact of 10% increase of value of the EUR on the fair value of hedges in millions of EUR
	2022	2023
USD	68	64
JPY	15	15
GBP	16	16
CHF	4	5
PLN	2	1
RUB		-

Details of treasury and other financial risks - Net debt and interest rate sensitivity [Text Block]

Philips Group

Net debt1) and interest rate sensitivity

in millions of EUR

	2022	2023
Impact 1% interest increase on the fair value of the fixed-rate long-term debt2)3)	(274)	(283)
Impact 1% interest decrease on the fair value of the fixed-rate long-term debt2)3)	274	284
Impact 1% interest increase on the annualized net interest expense4)	4	15
1)The definition of this non-IFRS measure and a reconciliation to the IFRS measure is included in Equity2)The sensitivity analysis conducted shows that if long-term interest rates were to increase/decrease instantaneously by 1% from their level of December 31, 2023, with all other variables (including foreign exchange rates) held constant.3)Fixed-rate long-term debt is excluding forward contracts.4)The impact is based on the outstanding net floating-rate position as of December 31, 2023.

Details of treasury and other financial risks - Credit risk with number of counterparties [Text Block]

Philips Group

Credit risk with number of counterparties

for deposits above EUR 10 million

	10-100 million	100-500 million	500 million and above
AAA rated bank counterparties		4
AA- rated bank counterparties	1
A+ rated bank counterparties	2	3
A rated bank counterparties	2	1
A- rated bank counterparties	1
	6	8